Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

19. Income Taxes
19.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2025	2024
Deferred tax assets(1)	$3,803	$3,910
Deferred tax liabilities(1)	301	286
Net deferred tax asset	$3,502	$3,624

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
Balance, January 1, 2024	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
Acquisitions (disposals) through business combinations	—	—	—	(7)	—	8	1
Charged to statement of operations	(101)	193	7	(296)	11	123	(63)
Charged to other comprehensive income	2	—	—	(31)	(7)	(5)	(41)
Charged to equity, other than other comprehensive income	84	—	—	10	—	—	94
Foreign exchange rate movements and Other	(6)	5	6	(1)	24	8	36
Balance, December 31, 2024	$(123)	$2,677	$89	$651	$355	$(25)	$3,624
Acquisitions (disposals) through business combinations	—	—	—	10	—	(18)	(8)
Charged to statement of operations	(346)	418	9	(186)	(16)	163	42
Charged to other comprehensive income	(28)	(17)	—	(8)	(4)	4	(53)
Charged to equity, other than other comprehensive income	(87)	—	—	10	—	—	(77)
Foreign exchange rate movements and Other	38	(16)	(5)	(11)	(12)	(20)	(26)
Balance, December 31, 2025	$(546)	$3,062	$93	$466	$323	$104	$3,502

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, Indonesia and Vietnam, totaling $2,243 (2024 — $3,205). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, in the U.S., we have net capital losses of $67 (2024 — $10) for which a deferred tax asset of $14 (2024 — $2) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $349 as of December 31, 2025 (2024 — $629) primarily in Indonesia and Vietnam. We also have capital losses of $255 in Canada (2024 — $343) for which a deferred tax asset of $6 (2024 — $18) has been recognized and a deferred tax asset of $28 (2024 — $27) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.
Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2035 and the capital losses can be carried forward indefinitely. The non-capital losses in Indonesia and Vietnam can be carried forward five years. The capital losses in the U.S. can be carried forward five years.

The Global Minimum Tax ("GMT") rules apply to us effective January 1, 2024. The Canadian GMT legislation requires the ultimate parent entity of a group to pay top-up tax, on a jurisdiction-by-jurisdiction basis, on profits of its subsidiaries that are taxed below 15%. Some jurisdictions have enacted a Qualifying Domestic Minimum Top-Up Tax ("QDMTT") which requires the GMT top-up tax to be paid in the local jurisdiction rather than to the ultimate parent entity's jurisdiction. In response to the GMT rules, Bermuda has enacted a Corporate Income Tax ("CIT") regime, including a corporate income tax rate of 15%, which applies to us effective January 1, 2025. The Bermuda CIT is not a QDMTT for the purposes of GMT. Top-up tax may still be payable by the ultimate parent entity under the Income Inclusion Rule, depending on the effective tax rate in Bermuda. Our other subsidiaries that are currently subject to a statutory tax rate or to a tax regime that could result in taxing profits at a rate below 15% include those in Hong Kong and Ireland, which have both enacted a QDMTT. The Current income tax expense (benefit) for the year ended December 31, 2025 includes tax expense related to Pillar Two income taxes of $5 (2024 — $98).

The IASB issued amendments to IAS 12 Income Taxes in May 2023, which provided a mandatory temporary exception to the recognition and disclosure of information about deferred taxes arising from Pillar Two, and we have applied this temporary exception. Our deferred taxes will not reflect impacts of Pillar Two while the mandatory exception is applicable.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2025, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $4,960 (2024 — $3,947).
19.B Income Tax Expense (Benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2025	2024
Current income tax expense (benefit):
Current year	$1,164	$1,186
Adjustments in respect of prior years, including resolution of tax disputes	(106)	(209)
Total current income tax expense (benefit)	1,058	977
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(90)	(163)
Adjustments in respect of prior years, including resolution of tax disputes	51	203
Tax expense (benefit) arising from unrecognized tax losses	(15)	23
Tax rate and other legislative changes	12	—
Total deferred income tax expense (benefit)	(42)	63
Total income tax expense (benefit)	$1,016	$1,040

Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2025	2024
Recognized in other comprehensive income:
Current income tax benefit (expense)	$—	$(2)
Deferred income tax benefit (expense)	(53)	(41)
Total recognized in other comprehensive income	(53)	(43)
Recognized in equity, other than other comprehensive income:
Current income tax benefit (expense)	(33)	(16)
Deferred income tax benefit (expense)	(77)	94
Total recognized in equity, other than other comprehensive income	(110)	78
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(163)	$35
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2025		2024
		%		%
Total net income (loss)	$3,782		$3,299
Add: Income tax expense (benefit)	1,016		1,040
Total net income (loss) before income taxes	$4,798		$4,339
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,331	27.8	$1,204	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(188)	(3.9)	(248)	(5.7)
Tax-exempt or low-taxed investment (income) loss	(26)	(0.5)	16	0.4
Adjustments in respect of prior years, including resolution of tax disputes	(55)	(1.2)	(6)	(0.1)
Tax (benefit) cost of unrecognized tax losses and tax credits	(15)	(0.3)	23	0.5
Tax rate and other legislative changes	12	0.3	—	—
Other	(43)	(1.0)	51	1.1
Total tax expense (benefit) and effective income tax rate	$1,016	21.2	$1,040	24.0

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 25%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, earnings arising in tax jurisdictions with statutory rates lower than the Canadian statutory rate of 27.75% (rounded to 27.8% in the table above) reduce our tax expense and these differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions.

Tax-exempt or low-taxed investment (income) loss includes tax rate differences related to various types of investment income or losses that are taxed at rates lower than our statutory income tax rate. Examples include, but are not limited to, dividend income, capital gains arising in Canada and changes in market values including those resulting from fluctuations in foreign exchange rates.

Adjustments in respect of prior periods, including the resolution of tax disputes, relate mainly to the resolution of Canadian tax matters and the finalization of the prior year’s Canadian and U.S. tax filings. In 2024, it included the finalization of the prior year's Hong Kong tax filings and an accrual relating to tax matters in the Philippines.
Tax (benefit) cost of unrecognized tax losses and tax credits primarily reflects unrecognized losses in Asia.

In 2025, tax rate and other legislative changes reflects impacts relating to the deductibility of US executive compensation, pursuant to the 2025 Budget Reconciliation Act which was enacted on July 4, 2025.

Other primarily reflects withholding taxes on distributions from our foreign subsidiaries, the benefit relating to investments in joint ventures in Asia, and the impact of taxable income attributable to NCI. In 2025, Other included the impact of a non-taxable gain on the acquisition of the additional interest in Bowtie. In 2024, Other included the tax impact of a non-deductible impairment charge on an intangible asset in Vietnam.